UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

February 28, 2011

Semi-Annual Report

Western Asset

Institutional

Cash Reserves

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Western Asset Institutional Cash Reserves

Fund objective

The Fund’s investment objective is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Institutional Cash Reserves for the six-month reporting period ended February 28, 2011. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 25, 2011

Western Asset Institutional Cash Reserves	III

Investment commentary

Economic review

While economic reports remained mixed, the U.S. economy continued to expand over the six months ended February 28, 2011. During the fourth quarter of 2010, fears regarding moderating economic growth were replaced with optimism for a strengthening economy in 2011. With investor sentiment improving, rising interest rates negatively impacted some sectors of the fixed-income market. All told, investors who took on additional risk in their portfolios during the reporting period were generally rewarded.

Although the U.S. Department of Commerce continued to report positive U.S. gross domestic product (“GDP”)i growth, the expansion has moderated since peaking at 5.0% in the fourth quarter of 2009. A slower drawdown in business inventories and renewed consumer spending were contributing factors spurring the economy’s solid growth at the end of 2009. However, the economy grew at a more modest pace in 2010. According to the Commerce Department, GDP growth was 3.7%, 1.7% and 2.6% during the first, second and third quarters of 2010, respectively. The economy then expanded 3.1% during the fourth quarter.

Turning to the job market, the unemployment rate moved lower during the last three months of the reporting period, though it remained elevated. The unemployment rate fell to 9.4% in December 2010 and 9.0% in January 2011. It then dipped to 8.9% in February, marking the first time the unemployment rate was below 9.0% since April 2009. This favorable trend, however, did not mean that all was well in the labor market. The U.S. Department of Labor reported in February 2011 that approximately 13.7 million Americans looking for work have yet to find a job, and almost 44% of these individuals have been out of work for more than six months. In addition, while the Federal Reserve Board (“Fed”)ii believes that unemployment will continue to decline, it projects that it will remain relatively high, between 7.5% and 8.0% at the end of 2012.

The long-ailing housing market continued to show some signs of strains during the reporting period. Looking back, sales increased in the spring of 2010 largely due to the government’s $8,000 tax credit for first-time home buyers. However, this proved to be only a temporary boost, as sales subsequently weakened after the tax credit expired at the end of April. Existing-home sales did rebound somewhat toward the end of 2010 and in January 2011, as mortgage rates remained relatively low. According to the National Association of Realtors (“NAR”), existing-home sales increased 3.4% in January 2011. However, home sales then declined 9.6% in February and the inventory of unsold homes was an 8.6 month supply at the current sales level, versus a 7.5 month supply in January. In addition, existing-home prices remained disappointingly low, with the NAR reporting that the median existing-home price for all housing types was $156,100 in February 2011, down 5.2% from February 2010.

The manufacturing sector was one area of the economy that remained relatively strong during the reporting period. Based on the Institute for Supply Management’s PMIiii, the manufacturing sector has grown nineteen consecutive months since it began expanding in August 2009. After reaching a six-year peak of 60.4 in March 2010 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion), PMI data indicated somewhat more modest growth during the next nine months. However, in January 2011, the manufacturing sector expanded at its fastest pace since May 2004, with a reading of 60.8 versus 58.5 for the previous month. There was further strengthening in February, with a reading of 61.4.

IV	Western Asset Institutional Cash Reserves

Investment commentary (cont’d)

Financial market overview

The financial markets were largely characterized by healthy investor risk appetite and solid results by stocks and lower-quality bonds during the first two months of the reporting period. The markets then experienced a sharp sell-off in mid-November and again in mid-February 2011. During those periods, investors tended to favor the relative safety of U.S. Treasury securities. However, these setbacks proved to be only temporary as risk aversion was generally replaced with solid demand for riskier assets.

Due to signs that certain areas of the economy were moderating in the middle of 2010 (prior to the beginning of the reporting period), the Fed took further actions to spur the economy. At its August 10th meeting, the Fed announced an ongoing program that calls for using the proceeds from expiring agency debt and agency mortgage-backed securities to purchase longer-dated Treasury securities.

In addition, the Fed remained cautious throughout the reporting period given pockets of weakness in the economy. At its meeting in September 2010, the Fed said, “The Committee will continue to monitor the economic outlook and financial developments and is prepared to provide additional accommodation if needed to support the economic recovery. . . .” This led to speculation that the Fed may again move to purchase large amounts of agency and Treasury securities in an attempt to avoid a double-dip recession and ward off deflation.

The Fed then took additional action in early November 2010. Citing that “the pace of recovery in output and employment continues to be slow,” the Fed announced another round of quantitative easing to help stimulate the economy, entailing the purchase of $600 billion of long-term U.S. Treasury securities by the end of the second quarter of 2011. This, coupled with the Fed’s previously announced program to use the proceeds of expiring securities to purchase Treasuries, means it could buy a total of $850 billion to $900 billion of Treasury securities by the end of June 2011. At its meeting in March 2011, the Fed said it “will maintain the target range for the federal funds rateiv at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels for the federal funds rate for an extended period.”

Fixed-income market review

After producing mixed results in August (prior to the beginning of the reporting period), most spread sectors (non-Treasuries) rallied in September and October. This turnaround was triggered by the Fed indicating the possibility of another round of quantitative easing. The spread sectors started to weaken toward the middle of November as financial troubles in Ireland resulted in a re-emergence of the European sovereign debt crisis. While several spread sectors largely regained their footing during the second half of the reporting period, others remained weak given ongoing uncertainties in Europe, concerns regarding economic growth in China and its potential impact on the global economy, and geopolitical unrest in Egypt and Libya.

Both short- and long-term Treasury yields fluctuated but, overall, moved higher during the six months ended February 28, 2011. When the period began, two- and ten-year Treasury yields were 0.47% and 2.47%, respectively. Treasury yields initially moved lower, with two-year Treasuries hitting their low for the period of 0.33% on November 4, 2010. Ten-year Treasuries reached their trough of 2.41% in early October. Yields then moved sharply higher given expectations for stronger growth in 2011 and the potential for rising inflation.

Western Asset Institutional Cash Reserves	V

On February 14, 2011, two-year Treasury yields peaked at 0.87%, while ten-year Treasuries peaked at 3.75% on February 8, 2011. Treasury yields then declined as investor risk aversion increased given the uprising in Libya. When the period ended on February 28, 2011, two- and ten-year Treasury yields were 0.69% and 3.42%, respectively. With the Fed keeping the federal funds rate at a historical low, the yields available from money market securities remained extremely low during the reporting period.

Performance review

As of February 28, 2011, the seven-day current yield for Class L shares of Western Asset Institutional Cash Reserves was 0.15% and the seven-day effective yield, which reflects compounding, was 0.15%.1

The Fund invests in securities through an underlying mutual fund, Prime Cash Reserves Portfolio, which has the same investment objective and strategies as the Fund.

Western Asset Institutional Cash Reserves Yields as of February 28, 2011 (unaudited)
	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]
Class L	0.15%	0.15%
Institutional Shares[2]	0.20%	0.20%
Class S	0.01%	0.01%
SVB Securities Horizon Shares	0.03%	0.03%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Absent current expense reimbursements and/or fee waivers, the seven-day current yield and the seven-day effective yield for Class L shares would have been 0.04%; the seven-day current yield and the seven-day effective yield for Institutional Shares would have been 0.14%; the seven-day current yield and the seven-day effective yield for Class S shares would have been -0.12%; and the seven-day current yield and the seven-day effective yield for SVB Securities Horizon Shares would have been -0.13%.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

March 25, 2011

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

[2]	Prior to May 31, 2010, Institutional Shares were known as Class O shares.

VI	Western Asset Institutional Cash Reserves

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

Western Asset Institutional Cash Reserves 2011 Semi-Annual Report	1

Portfolio at a glance† (unaudited)

Prime Cash Reserves Portfolio

The Fund invests all of its investable assets in Prime Cash Reserves Portfolio, the investment breakdown of which is shown below.

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of February 28, 2011 and August 31, 2010. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

2	Western Asset Institutional Cash Reserves 2011 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2010 and held for the six months ended February 28, 2011.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]							Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annu alized Expense Ratio*		Expenses Paid During the Period[3]		Hypot hetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annu alized Expense Ratio*		Expenses Paid During the Period[3]
Class L	0.10%	$1,000.00	$1,001.00	0.19%		$0.94	Class L	5.00%	$1,000.00	$1,023.85	0.19%		$0.95
Institutional Shares	0.12	1,000.00	1,001.20	0.14		0.69	Institutional Shares	5.00	1,000.00	1,024.10	0.14		0.70
Class S	0.02	1,000.00	1,000.20	0.34	†	1.69	Class S	5.00	1,000.00	1,023.11	0.34	†	1.71
SVB Securities Horizon Shares	0.04	1,000.00	1,000.40	0.31		1.54	SVB Securities Horizon Shares	5.00	1,000.00	1,023.26	0.31		1.56

[1]	For the six months ended February 28, 2011.

[2]

Assumes the reinvestment of all distributions at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

*	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses.

†	In order to maintain a minimum yield, additional waivers were implemented.

Western Asset Institutional Cash Reserves 2011 Semi-Annual Report	3

Statement of assets and liabilities (unaudited)

February 28, 2011

Assets:
Investment in Prime Cash Reserves Portfolio, at value	$15,626,800,480
Prepaid expenses	168,365
Total Assets	15,626,968,845

Liabilities:
Distributions payable	1,185,009
Investment management fee payable	497,675
Distribution fees payable	106,195
Trustees’ fees payable	7,552
Accrued expenses	159,396
Total Liabilities	1,955,827
Total Net Assets	$15,625,013,018

Net Assets:
Par value (Note 5)	$156,250
Paid-in capital in excess of par value	15,624,667,677
Undistributed net investment income	131,860
Accumulated net realized gain on investments	57,231
Total Net Assets	$15,625,013,018

Shares Outstanding:
Class L	681,186,007
Institutional Shares	14,368,135,806
Class S	100,552,740
SVB Securities Horizon Shares	475,081,235

Net Asset Value:
ClassL	$1.00
InstitutionalShares	$1.00
ClassS	$1.00
SVBSecurities Horizon Shares	$1.00

See Notes to Financial Statements.

4	Western Asset Institutional Cash Reserves 2011 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2011

Investment Income:
Income from Prime Cash Reserves Portfolio	$27,725,387
Allocated waiver from Prime Cash Reserves Portfolio	423,025
Allocated expenses from Prime Cash Reserves Portfolio	(7,657,668)
Total Investment Income	20,490,744

Expenses:
Investment management fee (Note 2)	7,233,868
Distribution fees (Notes 2 and 3)	1,143,302
Legal fees	188,047
Trustees’ fees	117,299
Insurance	101,092
Registration fees	67,466
Shareholder reports	46,110
Transfer agent fees (Note 3)	41,179
Audit and tax	18,065
Fund accounting fees	939
Miscellaneous expenses	30,867
Total Expenses	8,988,234
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(5,181,293)
Net Expenses	3,806,941
Net Investment Income	16,683,803
Net Realized Gain on Investments from Prime Cash Reserves Portfolio	928,871
Increase in Net Assets from Operations	$17,612,674

See Notes to Financial Statements.

Western Asset Institutional Cash Reserves 2011 Semi-Annual Report	5

Statements of changes in net assets

For the Six Months Ended February 28, 2011 (unaudited) and the Year Ended August 31, 2010	2011	2010

Operations:
Net investment income	$16,683,803	$21,287,492
Net realized gain	928,871	483,059
Increase in Net Assets From Operations	17,612,674	21,770,551

Distributions to Shareholders From (Notes 1 and 4):
Net investment income	(16,683,804)	(21,772,084)
Decrease in Net Assets From Distributions to Shareholders	(16,683,804)	(21,772,084)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	57,640,217,244	144,593,391,560
Reinvestment of distributions	7,423,445	10,883,621
Cost of shares repurchased	(54,373,357,542)	(142,388,023,809)
Increase in Net Assets From Fund Share Transactions	3,274,283,147	2,216,251,372
Increase in Net Assets	3,275,212,017	2,216,249,839

Net Assets:
Beginning of period	12,349,801,001	10,133,551,162
End of period*	$15,625,013,018	$12,349,801,001
* Includes undistributed net investment income of:	$131,860	$131,861

See Notes to Financial Statements.

6	Western Asset Institutional Cash Reserves 2011 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class L Shares	2011[1]		2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.001		0.002	0.013	0.038	0.052	0.044
Net realized gain (loss)[2]	0.000		0.000	0.000	0.000	(0.000)	(0.000)
Total income from operations	0.001		0.002	0.013	0.038	0.052	0.044

Less distributions from:
Net investment income	(0.001)		(0.002)	(0.013)	(0.038)	(0.052)	(0.044)
Total distributions	(0.001)		(0.002)	(0.013)	(0.038)	(0.052)	(0.044)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total return[3]	0.10%		0.15%	1.32%	3.82%	5.29%	4.47%

Net assets, end of period (millions)	$681		$745	$1,064	$622	$823	$516

Ratios to average net assets:
Gross expenses[4]	0.32%[5]		0.32%	0.34%[6]	0.31%	0.32%[7]	0.34%
Net expenses[4,8,9]	0.19	[5]	0.22	0.20 [6]	0.15	0.20 [7]	0.20
Net investment income	0.19	[5]	0.15	1.14	3.86	5.17	4.37

[1]	For the six months ended February 28, 2011 (unaudited).

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses.

[5]	Annualized.

[6]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.32% and 0.18%, respectively.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class L shares did not exceed 0.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Prior to August 12, 2009, the voluntary expense limitation was 0.20%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Institutional Cash Reserves 2011 Semi-Annual Report	7

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Institutional Shares[1]	2011[2]		2010	2009	2008	2007	2006

Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.001		0.002	0.014	0.038	0.052	0.044
Net realized gain (loss)[3]	0.000		0.000	(0.000)	0.000	(0.000)	(0.000)
Total income from operations	0.001		0.002	0.014	0.038	0.052	0.044

Less distributions from:
Net investment income	(0.001)		(0.002)	(0.014)	(0.038)	(0.052)	(0.044)
Total distributions	(0.001)		(0.002)	(0.014)	(0.038)	(0.052)	(0.044)

Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total return[4]	0.12%		0.20%	1.36%	3.87%	5.35%	4.52%

Net assets, end of period (millions)	$14,368		$11,012	$7,965	$10,184	$4,320	$3,084

Ratios to average net assets:
Gross expenses[5]	0.21%[6]		0.68%	0.85%[7]	0.82%	0.82%[8]	0.84%
Net expenses[5,9,10]	0.14	[6]	0.16	0.16 [7]	0.10	0.15 [8]	0.15
Net investment income	0.24	[6]	0.20	1.28	3.51	5.22	4.43

[1]	Effective May 31, 2010, Class O shares were renamed Institutional Shares

[2]	For the six months ended February 28, 2011 (unaudited).

[3]	Amount represents less than $0.0005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses.

[6]	Annualized.

[7]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.82% and 0.13%, respectively.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Institutional Shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Prior to August 12, 2009, the voluntary expense limitation was 0.15%.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

8	Western Asset Institutional Cash Reserves 2011 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Class S Shares	2011[1]		2010		2009	2008	2007	2006

Net asset value, beginning of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[2]	0.000	[2]	0.011	0.036	0.050	0.042
Net realized gain (loss)[2]	0.000		0.000		0.000	0.000	(0.000)	(0.000)
Total income from operations	0.000	[2]	0.000	[2]	0.011	0.036	0.050	0.042

Less distributions from:
Net investment income	(0.000)	[2]	(0.000)	[2]	(0.011)	(0.036)	(0.050)	(0.042)
Total distributions	(0.000)	[2]	(0.000)	[2]	(0.011)	(0.036)	(0.050)	(0.042)

Net asset value, end of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Total return[3]	0.02%		0.01%		1.13%	3.66%	5.14%	4.32%

Net assets, end of period (millions)	$101		$124		$266	$471	$463	$380

Ratios to average net assets:
Gross expenses[4]	0.47%[5]		0.49%[6]		0.52%[6]	0.47%	0.47%[7]	0.49%
Net expenses[4,8,9]	0.34	[5,10]	0.37	[6,10]	0.38 [6]	0.30	0.35 [7]	0.35
Net investment income	0.05	[5]	0.01		1.32	3.61	5.02	4.16

[1]	For the six months ended February 28, 2011 (unaudited).

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses.

[5]	Annualized.

[6]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.47% and 0.35% for the year ended August 31, 2010, respectively, and 0.47% and 0.33% for the year ended August 31, 2009, respectively.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.46% and 0.35%, respectively.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class S shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Prior to August 12, 2009, the voluntary expense limitation was 0.35%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	In order to maintain a minimum yield, additional waivers were implemented.

See Notes to Financial Statements.

Western Asset Institutional Cash Reserves 2011 Semi-Annual Report	9

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
SVB Securities Horizon Shares	2011[1]		2010		2009	2008	2007	2006

Net asset value, beginning of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000

Income (loss) from operations:
Net investment income	0.000	[2]	0.000	[2]	0.011	0.036	0.050	0.043
Net realized gain (loss)[2]	0.000		0.000		(0.000)	0.000	(0.000)	(0.000)
Total income from operations	0.000	[2]	0.000	[2]	0.011	0.036	0.050	0.043

Less distributions from:
Net investment income	(0.000)	[2]	(0.000)	[2]	(0.011)	(0.036)	(0.050)	(0.043)
Total distributions	(0.000)	[2]	(0.000)	[2]	(0.011)	(0.036)	(0.050)	(0.043)

Net asset value, end of period	$1.000		$1.000		$1.000	$1.000	$1.000	$1.000
Total return[3]	0.04%		0.03%		1.15%	3.66%	5.14%	4.35%

Net assets, end of period (000s)	$475,075		$469,897		$839,199	$1,029,019	$466,229	$446,632

Ratios to average net assets:
Gross expenses[4]	0.49%[5]		0.49%		0.53%[6]	0.49%	0.49%[7]	0.51%
Net expenses[4,8,9]	0.31	[5]	0.34		0.37 [6]	0.30	0.35 [7]	0.32
Net investment income	0.07	[5]	0.03		1.14	3.38	5.02	4.42

[1]	For the six months ended February 28, 2011 (unaudited).

[2]	Amount represents less than $0.0005 per share.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Includes the Fund’s share of Prime Cash Reserves Portfolio’s allocated expenses.

[5]	Annualized.

[6]

Included in the expense ratios is the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.49% and 0.33%, respectively.

[7]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of SVB Securities Horizon Shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent. Prior to August 12, 2009, the voluntary expense limitation was 0.35%.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

10	Western Asset Institutional Cash Reserves 2011 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Institutional Cash Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust that has the same investment objective as the Fund.

The financial statements of the Portfolio, including the schedule of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (66.7% at February 28, 2011) in the net assets of the Portfolio.

The Fund has adopted Statement of Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income. The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

(c) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

(d) Method of allocation. All the net investment income and realized gains (losses) of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages

Western Asset Institutional Cash Reserves 2011 Semi-Annual Report	11

and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2011, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s and the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”) is the Fund’s and the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund and the Portfolio each pay an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Fund’s and the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

12	Western Asset Institutional Cash Reserves 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class L shares, Institutional Shares, Class S shares and SVB Securities Horizon Shares did not exceed 0.30%, 0.25%, 0.45% and 0.45%, respectively. This expense limitation arrangement cannot be terminated prior to December 31, 2012 without the Board of Trustees’ consent.

The manager has voluntarily undertaken to limit fund expenses in order to maintain a minimum yield. Such expense limitations may fluctuate daily and are voluntary and temporary and may be terminated by the manager at any time without notice.

During the six months ended February 28, 2011, fees waived and/or expenses reimbursed amounted to $4,729,834.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution and service plan and under that plan the Fund pays a fee with respect to its Class L shares, Class S shares and SVB Securities Horizon Shares calculated at the annual rate of 0.10%, 0.25% and 0.27% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended February 28, 2011, class specific expenses were as follows:

	Distribution Fees[1]	Transfer Agent Fees
Class L	$394,085	$16,663
Institutional Shares	—	16,140
Class S	135,416	4,040
SVB Securities Horizon Shares	613,801	4,336
Total	$1,143,302	$41,179

[1]

Amounts shown are exclusive of waivers. For the six months ended February 28, 2011, the distribution fees waived amounted to $197,042 for Class L shares, $27,083 for Class S shares and $227,334 for SVB Securities Horizon Shares. Such waivers are voluntary and may be reduced or terminated at any time.

Western Asset Institutional Cash Reserves 2011 Semi-Annual Report	13

For the six months ended February 28, 2011, waivers and/or reimbursements by class were as follows:

Waivers/ Reimbursements
Class L	$470,458
Institutional Shares	4,264,158
Class S	67,409
SVB Securities Horizon Shares	379,268
Total	$5,181,293

4. Distributions to shareholders by class

	Six Months Ended February 28, 2011	Year Ended August 31, 2010
Net Investment Income:
Class L	$758,327	$1,209,167
Institutional Shares†	15,739,081	20,398,100
Class S	24,498	19,415
SVB Securities Horizon Shares	161,898	145,402
Total	$16,683,804	$21,772,084

†	Effective May 31, 2010, Class O shares were renamed Institutional Shares.

5. Shares of beneficial interest

At February 28, 2011, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2011	Year Ended August 31, 2010
Class L
Shares sold	$3,739,846,844	$8,417,570,980
Shares issued on reinvestment	129,783	120,936
Shares repurchased	(3,803,790,095)	(8,735,972,071)
Net decrease	$(63,813,468)	$(318,280,155)

Institutional Shares†
Shares sold	$53,517,277,475	$135,147,559,582
Shares issued on reinvestment	7,107,388	10,605,916
Shares repurchased	(50,168,118,615)	(132,112,075,986)
Net increase	$3,356,266,248	$3,046,089,512

Class S
Shares sold	$142,847,783	$522,984,031
Shares issued on reinvestment	24,379	11,371
Shares repurchased	(166,225,656)	(664,951,468)
Net decrease	$(23,353,494)	$(141,956,066)

14	Western Asset Institutional Cash Reserves 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended February 28, 2011	Year Ended August 31, 2010
SVB Securities Horizon Shares
Shares sold	$240,245,142	$505,276,967
Shares issued on reinvestment	161,895	145,398
Shares repurchased	(235,223,176)	(875,024,284)
Net increase (decrease)	$5,183,861	$(369,601,919)

†	Effective May 31, 2010, Class O shares were renamed Institutional Shares.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.

6. Capital loss carryforward

As of August 31, 2010, the Fund had a net capital loss carryforward of approximately $871,640, which expires on August 31, 2017. This amount will be available to offset any future taxable capital gains.

7. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought

Western Asset Institutional Cash Reserves 2011 Semi-Annual Report	15

back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

8. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by

16	Western Asset Institutional Cash Reserves 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answer will be conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

9. Other tax information.

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending August 31, 2012.

Western Asset Institutional Cash Reserves	17

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 8-9, 2010, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to Western Asset Institutional Cash Reserves, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “feeder fund” in a “master-feeder” structure, whereby, as a feeder fund, the Fund has the same investment objective and policies as the master fund, Prime Cash Reserves Portfolio (the “Master Fund”), a series of Master Portfolio Trust, and the Fund invests substantially all of its assets in the Master Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

18	Western Asset Institutional Cash Reserves

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and that it considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2010 was above the median.

Western Asset Institutional Cash Reserves	19

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board noted that the Fund’s expense information reflected both management fees and total expenses payable by the Fund as well as management fees and total expenses payable by the Master Fund. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

In addition, the Board received and considered information comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of funds (including the Fund) classified as institutional money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was at the median and Actual Management Fee was slightly below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2012.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

20	Western Asset Institutional Cash Reserves

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained unchanged. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that, although the Fund’s Contractual Management Fee does not have breakpoints, the Fund’s Contractual Management Fee is approximately equivalent to the asset-weighted average of management fees paid by the other funds in the expense group at all asset levels and that the Actual Management Fee is slightly below the median of the expense group.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Prime Cash Reserves Portfolio 2011 Semi-Annual Report	21

Schedule of investments (unaudited)

February 28, 2011

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.0%
Bank Notes — 0.3%
Bank of America N.A.	0.603%	6/22/11	$75,000,000	$75,000,000	(a)
Certificates of Deposit — 31.1%
Bank of Montreal	0.370%	6/7/11	164,300,000	164,300,000
Bank of Montreal	0.352%	10/26/11	125,000,000	125,000,000	(a)
Bank of Montreal	0.362%	11/23/11	48,000,000	47,998,236	(a)
Bank of Nova Scotia	0.260%	3/10/11	275,000,000	275,001,366
Bank of Tokyo Mitsubishi	0.380%	3/8/11	40,000,000	40,000,000
Bank of Tokyo Mitsubishi	0.400%	7/25/11	145,000,000	145,000,000
Bank of Tokyo Mitsubishi	0.400%	8/2/11	175,000,000	175,000,000
Barclays Bank PLC	0.660%	6/7/11	200,000,000	200,000,000
Barclays Bank PLC	0.570%	7/18/11	50,000,000	50,000,000
Barclays Bank PLC	0.713%	11/18/11	30,000,000	30,000,000	(a)
Barclays Bank PLC	0.723%	1/19/12	49,250,000	49,250,000	(a)
BNP Paribas NY Branch	0.490%	6/14/11	125,000,000	125,000,000
BNP Paribas NY Branch	0.653%	6/22/11	75,000,000	75,000,000	(a)
BNP Paribas NY Branch	0.550%	8/4/11	100,000,000	100,000,000
BNP Paribas NY Branch	0.616%	11/15/11	225,000,000	225,000,000	(a)
Canadian Imperial Bank	0.353%	8/22/11	75,000,000	75,000,000	(a)
Canadian Imperial Bank	0.364%	2/17/12	132,250,000	132,250,000	(a)
Credit Agricole Corporate and Investment Bank	0.550%	7/7/11	200,000,000	200,000,000
Credit Agricole Corporate and Investment Bank	0.540%	7/18/11	200,000,000	200,000,000
Credit Agricole Corporate and Investment Bank	0.530%	8/9/11	75,000,000	75,000,000
Credit Agricole Corporate and Investment Bank	0.723%	10/7/11	75,000,000	75,000,000	(a)
Credit Suisse NY	0.300%	4/14/11	125,000,000	125,000,000
Credit Suisse NY	0.361%	2/7/12	150,000,000	150,000,000	(a)
Deutsche Bank AG NY	0.305%	6/17/11	100,000,000	100,000,000
Deutsche Bank AG NY	0.390%	7/7/11	350,000,000	350,000,000
Deutsche Bank AG NY	0.503%	8/24/11	80,000,000	80,000,000	(a)
Deutsche Bank AG NY	0.592%	3/21/12	60,000,000	60,000,000	(a)
DnB NOR Bank ASA NY	0.370%	7/11/11	82,000,000	82,000,000
Lloyds TSB Bank PLC	0.500%	3/31/11	40,000,000	39,999,997
Lloyds TSB Bank PLC	0.500%	4/15/11	55,000,000	54,999,994
Lloyds TSB Bank PLC	0.500%	5/20/11	61,000,000	61,004,040
Lloyds TSB Bank PLC	0.460%	6/27/11	90,000,000	89,999,950
Lloyds TSB Bank PLC	0.470%	8/31/11	50,000,000	50,002,517
Natexis Banques Populaires U.S.	0.600%	7/12/11	75,000,000	75,000,000
National Bank of Canada	0.393%	7/8/11	138,000,000	138,000,000	(a)

See Notes to Financial Statements.

22	Prime Cash Reserves Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Nordea Bank Finland NY	0.380%	6/16/11	$100,000,000	$100,000,000
Nordea Bank Finland NY	0.370%	7/7/11	150,000,000	149,997,339
Rabobank Nederland NY	0.330%	3/11/11	90,000,000	90,000,000
Royal Bank of Canada	0.263%	3/18/11	100,000,000	100,000,000	(a)
Royal Bank of Canada	0.350%	9/12/11	100,000,000	100,000,000	(a)
Royal Bank of Scotland	0.520%	8/4/11	150,000,000	150,000,000
Royal Bank of Scotland	0.662%	8/10/11	200,000,000	200,000,000	(a)
Societe Generale NY	1.711%	5/5/11	100,000,000	100,000,000	(a)
Societe Generale NY	0.480%	7/6/11	200,000,000	200,000,000
Societe Generale NY	0.514%	8/19/11	75,000,000	75,000,000	(a)
Societe Generale NY	0.804%	1/30/12	124,500,000	124,500,000	(a)
Standard Chartered Bank NY	0.470%	4/1/11	150,000,000	150,000,000
Standard Chartered Bank NY	0.435%	4/6/11	60,000,000	60,000,299
Standard Chartered Bank NY	0.510%	7/29/11	185,000,000	185,000,000
Sumitomo Mitsui Bank NY	0.220%	3/2/11	225,000,000	225,000,000
Sumitomo Mitsui Bank NY	0.210%	3/3/11	100,000,000	100,000,000
Sumitomo Mitsui Bank NY	0.380%	6/3/11	100,000,000	100,000,000
Toronto Dominion Bank NY	0.332%	10/28/11	170,000,000	170,000,000	(a)
Toronto Dominion Bank NY	0.344%	1/12/12	130,000,000	130,000,000	(a)
UBS AG Stamford CT	0.622%	4/26/11	150,000,000	150,000,000	(a)
UBS AG Stamford CT	0.650%	5/11/11	53,469,000	53,469,000
UBS AG Stamford CT	0.400%	7/26/11	150,000,000	150,000,000
UBS AG Stamford CT	0.550%	7/29/11	175,000,000	175,000,000
Westpac Banking Corp.	0.338%	11/8/11	200,000,000	200,000,000	(a)
Total Certificates of Deposit				7,277,772,738
Certificates of Deposit (Euro) — 3.4%
HSBC Bank PLC	0.310%	5/6/11	400,000,000	400,000,000	(a)
ING Bank	0.440%	8/5/11	50,000,000	50,002,176
ING Bank	0.570%	8/8/11	100,000,000	100,004,426
ING Bank	0.450%	8/16/11	150,000,000	150,006,984
ING Bank	0.600%	10/20/11	100,000,000	100,006,443
Total Certificates of Deposit (Euro)				800,020,029
Commercial Paper — 24.6%
ANZ National International Ltd.	0.399%	10/11/11	113,000,000	113,000,000	(a)(b)
ASB Finance Ltd.	0.413%	4/7/11	50,000,000	50,000,000	(a)(b)
ASB Finance Ltd.	0.391%	5/6/11	100,000,000	99,928,500	(b)(c)
ASB Finance Ltd.	0.422%	8/12/11	80,000,000	80,003,424	(a)(b)

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2011 Semi-Annual Report	23

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Bank of Montreal	0.200%	3/8/11	$155,000,000	$154,993,972	(c)
BNZ International Funding Ltd.	0.401%	7/19/11	71,250,000	71,139,167	(b)(c)
BNZ International Funding Ltd.	0.401%	7/25/11	50,000,000	49,918,889	(b)(c)
BNZ International Funding Ltd.	0.386%	8/3/11	36,750,000	36,689,082	(c)
BNZ International Funding Ltd.	0.401%	8/10/11	100,000,000	99,820,000	(c)
Caisse D’Amortissement de la Dette Sociale	0.200%	3/8/11	75,000,000	74,997,084	(c)
Caisse D’Amortissement de la Dette Sociale	0.381%	6/13/11	100,000,000	99,890,222	(b)(c)
Commerzbank U.S. Finance	0.521%	7/13/11	300,000,000	299,419,334	(c)
Commerzbank U.S. Finance	0.531%	7/20/11	250,000,000	249,481,042	(c)
Commonwealth Bank of Australia	0.332%	8/4/11	40,000,000	40,000,000	(a)(b)
Commonwealth Bank of Australia	0.352%	12/8/11	150,000,000	150,000,000	(a)(b)
Danske Corp.	0.401%	4/26/11	50,000,000	49,968,889	(b)(c)
Danske Corp.	0.391%	6/30/11	148,000,000	147,805,996	(b)(c)
Danske Corp.	0.401%	7/20/11	71,000,000	70,888,767	(c)
Danske Corp.	0.411%	8/22/11	250,000,000	249,504,583	(c)
DnB NOR Bank ASA	0.373%	4/21/11	50,000,000	50,000,000	(a)(b)
DnB NOR Bank ASA	0.382%	8/29/11	100,000,000	100,000,000	(a)
DnB NOR Bank ASA	0.387%	10/28/11	70,000,000	70,000,000	(a)(b)
General Electric Capital Corp.	0.170%	3/4/11	250,000,000	249,996,458	(c)
General Electric Capital Corp.	0.431%	3/4/11	100,000,000	99,996,417	(c)
ING U.S. Funding LLC	0.431%	4/4/11	40,000,000	39,983,756	(c)
Intesa Funding LLC	0.471%	4/14/11	100,000,000	99,942,556	(c)
Natixis U.S. Finance Corp.	0.491%	6/15/11	99,250,000	99,106,805	(c)
Natixis U.S. Finance Corp.	0.501%	6/17/11	125,000,000	124,812,500	(c)
Natixis U.S. Finance Corp.	0.805%	11/4/11	100,000,000	99,448,888	(c)
Novartis Finance Corp.	0.482%	5/2/11	100,000,000	99,917,333	(b)(c)
RBS Financial NV	0.471%	5/4/11	175,000,000	174,853,777	(c)
Reckitt Benckiser Treasury	0.431%	4/7/11	75,000,000	74,966,854	(b)(c)
Reckitt Benckiser Treasury	0.431%	4/20/11	100,000,000	99,940,278	(b)(c)
Reckitt Benckiser Treasury	0.401%	6/6/11	30,000,000	29,967,667	(b)(c)
Santander	0.550%	3/9/11	170,000,000	169,979,222	(c)
Santander	0.550%	3/11/11	40,000,000	39,993,889	(c)
Shell International Finance BV	0.320%	4/1/11	75,000,000	74,979,333	(b)(c)
Shell International Finance BV	0.643%	5/10/11	50,000,000	49,937,778	(b)(c)
Shell International Finance BV	0.653%	5/11/11	25,000,000	24,967,951	(b)(c)
Shell International Finance BV	0.653%	5/12/11	38,600,000	38,549,820	(b)(c)
Skandinaviska Enskilda Banken AG	0.521%	3/22/11	50,000,000	49,984,833	(b)(c)

See Notes to Financial Statements.

24	Prime Cash Reserves Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Skandinaviska Enskilda Banken AG	0.501%	4/12/11	$75,000,000	$74,956,250	(b)(c)
Skandinaviska Enskilda Banken AG	0.511%	4/14/11	100,000,000	99,937,667	(b)(c)
Skandinaviska Enskilda Banken AG	0.536%	6/8/11	172,500,000	172,246,209	(b)(c)
Skandinaviska Enskilda Banken AG	0.506%	7/26/11	145,000,000	144,700,998	(b)(c)
Standard Chartered Bank	0.522%	11/10/11	165,000,000	164,394,634	(c)
State Street Corp.	0.321%	4/20/11	94,500,000	94,458,000	(c)
State Street Corp.	0.310%	7/14/11	130,000,000	129,848,875	(c)
Swedbank	0.582%	6/6/11	50,000,000	49,921,861	(c)
Swedbank	0.582%	6/7/11	50,000,000	49,921,056	(c)
Swedbank	0.602%	7/22/11	100,000,000	99,761,666	(c)
Swedbank	0.602%	8/1/11	175,000,000	174,553,750	(c)
Swedbank	0.592%	8/2/11	150,000,000	149,621,417	(c)
Westpac Banking Corp.	0.351%	8/24/11	200,000,000	199,657,778	(c)
Total Commercial Paper				5,752,755,227
Corporate Bonds & Notes — 3.4%
Commonwealth Bank of Australia	0.374%	3/26/12	50,000,000	50,000,000	(a)(b)
ING Bank NV	0.814%	2/2/12	125,000,000	125,000,000	(a)(b)
JPMorgan Chase Bank N.A.	0.302%	3/21/12	150,000,000	150,000,000	(a)
MetLife Institutional Funding II	0.454%	9/20/11	37,000,000	37,000,000	(a)(b)
National Australia Bank	0.323%	8/19/11	100,000,000	100,000,000	(a)(b)
New York Life Global Funding	0.303%	12/1/11	80,000,000	80,000,000	(a)(b)
Rabobank Nederland	0.503%	1/26/12	80,000,000	80,124,802	(a)(b)
Svenska Handelsbanken AB	0.412%	3/9/12	99,700,000	99,700,000	(a)(b)
Westpac Banking Corp.	0.374%	3/27/12	65,000,000	65,000,000	(a)
Total Corporate Bonds & Notes				786,824,802
Medium-Term Notes — 1.2%
American Honda Finance	0.353%	12/8/11	110,000,000	110,000,000	(a)(b)
JPMorgan Chase & Co.	1.052%	6/13/11	55,000,000	55,106,123	(a)
New York Life Global Funding	0.260%	4/1/11	39,855,000	39,855,000	(a)(b)
Westpac Banking Corp.	0.443%	4/19/11	85,000,000	85,010,384	(a)(b)
Total Medium-Term Notes				289,971,507
Supranationals/Sovereigns — 0.2%
European Investment Bank, Notes	5.250%	6/15/11	36,000,000	36,511,302
Time Deposits — 22.0%
Bank of America Grand Cayman	0.150%	3/1/11	291,550,000	291,550,000
BNP Paribas Grand Cayman	0.170%	3/1/11	275,000,000	275,000,000
Citibank Canada Toronto Branch	0.180%	3/3/11	225,000,000	225,000,000

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2011 Semi-Annual Report	25

Prime Cash Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Time Deposits — continued
Citibank Nassau	0.190%	3/1/11	$500,000,000	$500,000,000
Commerzbank AG Grand Cayman	0.170%	3/1/11	150,000,000	150,000,000	(a)
Credit Agricole	0.190%	3/1/11	275,000,000	275,000,000	(a)
Danske Bank London	0.200%	3/1/11	300,000,000	300,000,000
Dexia Credit Local Grand Cayman	0.180%	3/1/11	325,000,000	325,000,000
DnB NOR Bank ASA	0.170%	3/1/11	270,000,000	270,000,000
ING Bank Grand Cayman	0.180%	3/1/11	250,000,000	250,000,000
National Australia Bank	0.170%	3/1/11	415,846,000	415,846,000
Natixis	0.200%	3/1/11	420,000,000	420,000,000	(a)
Royal Bank of Scotland Cayman	0.190%	3/1/11	285,000,000	285,000,000
Societe Generale Grand Cayman	0.180%	3/1/11	300,000,000	300,000,000
Svenska Handelsbanken Grand Cayman	0.170%	3/1/11	600,000,000	600,000,000
UBS AG Cayman Islands	0.170%	3/1/11	275,000,000	275,000,000
Total Time Deposits				5,157,396,000
U.S. Government Agencies — 2.8%
Federal Farm Credit Bank (FFCB), Notes	0.306%	9/15/11	100,000,000	99,994,516	(a)
Federal Home Loan Bank (FHLB), Notes	0.174%	8/12/11	107,500,000	107,436,453	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.191%	5/5/11	150,000,000	149,991,673	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.150%	1/25/12	175,000,000	174,856,154	(a)
Federal National Mortgage Association (FNMA), Notes	0.252%	7/26/12	76,150,000	76,144,689	(a)
Federal National Mortgage Association (FNMA), Notes	0.282%	8/23/12	51,000,000	50,977,052	(a)
Total U.S. Government Agencies				659,400,537
Repurchase Agreements — 11.0%
Barclays Capital Inc., tri-party repurchase agreement dated 2/28/11; Proceeds at maturity — $2,170,010,850; (Fully collateralized by various U.S. government obligations, 0.000% due 4/28/11 to 2/9/12; Market value — $2,213,400,047)	0.180%	3/1/11	2,170,000,000	2,170,000,000
RBS Securities Inc., tri-party repurchase agreement dated 2/28/11; Proceeds at maturity — $403,273,128; (Fully collateralized by various U.S. government obligations, 0.000% due 3/10/11 to 2/9/12; Market value — $411,336,854)	0.190%	3/1/11	403,271,000	403,271,000
Total Repurchase Agreements				2,573,271,000
Total Investments — 100.0% (Cost — $23,408,923,142#)				23,408,923,142
Other Assets in Excess of Liabilities — 0.0%				5,476,687
Total Net Assets — 100.0%				$23,414,399,829

See Notes to Financial Statements.

26	Prime Cash Reserves Portfolio 2011 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

February 28, 2011

Prime Cash Reserves Portfolio

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2011 Semi-Annual Report	27

Statement of assets and liabilities (unaudited)

February 28, 2011

Assets:
Investments, at value	$20,835,652,142
Repurchase agreements, at value	2,573,271,000
Cash	844
Interest receivable	7,366,184
Total Assets	23,416,290,170

Liabilities:
Investment management fee payable	1,639,646
Accrued expenses	250,695
Total Liabilities	1,890,341
Total Net Assets	$23,414,399,829

Represented by:
Paid-in capital	$23,414,399,829

See Notes to Financial Statements.

28	Prime Cash Reserves Portfolio 2011 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 28, 2011

Investment Income:
Interest	$37,884,289

Expenses:
Investment management fee (Note 2)	9,917,737
Fund accounting fees	182,450
Legal fees	171,725
Trustees’ fees	135,108
Custody fees	43,370
Audit and tax	14,459
Miscellaneous expenses	32,800
Total Expenses	10,497,649
Less: Fee waivers and/or expense reimbursements (Note 2)	(579,912)
Net Expenses	9,917,737
Net Investment Income	27,966,552
Net Realized Gain on Investments	1,309,550
Increase in Net Assets from Operations	$29,276,102

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2011 Semi-Annual Report	29

Statements of changes in net assets

For the Six Months Ended February 28, 2011 (unaudited) and the Year Ended August 31, 2010	2011	2010

Operations:
Net investment income	$27,966,552	$41,569,345
Net realized gain	1,309,550	670,630
Increase in Net Assets From Operations	29,276,102	42,239,975

Capital Transactions:
Proceeds from contributions	26,427,023,324	38,307,623,463
Value of withdrawals	(19,402,680,411)	(36,710,416,525)
Increase in Net Assets From Capital Transactions	7,024,342,913	1,597,206,938
Increase in Net Assets	7,053,619,015	1,639,446,913

Net Assets:
Beginning of period	16,360,780,814	14,721,333,901
End of period	$23,414,399,829	$16,360,780,814

See Notes to Financial Statements.

30	Prime Cash Reserves Portfolio 2011 Semi-Annual Report

Financial highlights

For the years ended August 31, unless otherwise noted:
	2011[1]		2010	2009	2008	2007	2006

Net assets, end of period (millions)	$23,414		$16,361	$14,721	$19,282	$7,272	$6,921
Total return[2]	0.20%		0.26%	1.42%	3.87%	5.40%	4.57%

Ratios to average net assets:
Gross expenses	0.11%[3]		0.10%	0.11%	0.11%	0.11%[4]	0.11%
Net expenses[5,6,7]	0.10	[3]	0.10	0.10	0.10	0.10 [4]	0.10
Net investment income	0.28	[3]	0.25	1.34	3.52	5.26	4.49

[1]	For the six months ended February 28, 2011 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would not have changed.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of a voluntary expense limitation, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio will not exceed 0.10%.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

See Notes to Financial Statements.

Prime Cash Reserves Portfolio 2011 Semi-Annual Report	31

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2011, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

32	Prime Cash Reserves Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Assets
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$23,408,923,142	—	$23,408,923,142

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

Prime Cash Reserves Portfolio 2011 Semi-Annual Report	33

(f) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2011, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(g) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains (losses) are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended February 28, 2011, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets. This arrangement may be reduced or terminated under certain circumstances.

During the six months ended February 28, 2011, fees waived and/or expenses reimbursed amounted to $579,912.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

34	Prime Cash Reserves Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the six months ended February 28, 2011, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

4. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint

Prime Cash Reserves Portfolio 2011 Semi-Annual Report	35

alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset New York Tax Free Money Market Fund (prior to May 31, 2010, the Fund was known as Western Asset / CitiSM New York Tax Free Reserves, and prior to June 1, 2009, as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the

36	Prime Cash Reserves Portfolio 2011 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. On December 29, 2009, the U.S. Court of Appeals for the Second Circuit reserved judgment after determining that the propriety of the district court’s dismissal depended upon an unsettled question of Massachusetts state law regarding the statute governing derivative proceedings was better addressed by a Massachusetts court and certified the question to the Massachusetts Supreme Judicial Court. On August 23, 2010, the Massachusetts Supreme Judicial Court answered the certified question, concluding that a derivative action must be dismissed under applicable state law following a corporation’s independent determination, made in good faith and after reasonable inquiry, that maintenance of the derivative proceeding is not in the best interests of the corporation, regardless whether the derivative complaint has been filed before or after the corporation’s rejection of the shareholder’s demand. The answer will be conveyed to the U.S. Court of Appeals for the Second Circuit and the parties await a decision of that Court.

6. Other tax information.

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Portfolio, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending August 31, 2012.

Prime Cash Reserves Portfolio	37

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Master Portfolio Trust (the “Trust”) held on November 8-9, 2010, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Prime Cash Reserves Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. In addition, the Independent Trustees submitted questions to management before the Meeting and considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadviser, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The Board noted that the Fund is a “master fund” in a “master-feeder” structure, whereby each feeder fund has the same investment objective and policies as the Fund and invests substantially all of its assets in the Fund. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility, including the following feeder fund in the Fund (the “Feeder Fund”): Western Asset Institutional Cash Reserves, a series of Legg Mason Partners Institutional Trust. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Trustees also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager or Subadviser were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

38	Prime Cash Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Nature, extent and quality of the services under the management agreement and sub-advisory agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory, market and other developments, including maintaining and monitoring their own and the Fund’s compliance programs. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and that it considered the Manager’s and the Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadviser’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

In considering the performance of the Fund, the Board received and considered performance information for the Feeder Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data, for the Feeder Fund. The Board noted that the Feeder Fund’s performance was the same as the performance of the Fund (except for the effect of fees at the Feeder Fund level), and therefore relevant to the Board’s consideration of the Fund’s performance. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Feeder Fund with the funds included in its Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Feeder Fund’s performance against its benchmark

Prime Cash Reserves Portfolio	39

and against its peers. In addition, the Board considered the Feeder Fund’s performance in light of overall financial market conditions.

The information comparing the Feeder Fund’s performance to that of its Performance Universe, consisting of all funds classified as institutional money market funds by Lipper, showed, among other data, that the Feeder Fund’s performance for the 1-, 3-, 5- and 10-year periods ended June 30, 2010 was above the median.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were sufficient for renewal. The Board noted that the performance of the Fund was satisfactory.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager and the actual management fees in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. In addition, the Board noted that the compensation paid to the Subadviser is paid by the Manager, not the Fund.

The Board also received and considered information comparing the Feeder Fund’s contractual management fee (the “Contractual Management Fee”), actual fees paid by the Feeder Fund to the Manager (the “Actual Management Fee”) and the Feeder Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board noted that the Feeder Fund’s assets represented a significant portion of the Fund’s assets. The Board noted that the Feeder Fund’s expense information reflected both management fees and total expenses payable by the Feeder Fund as well as management fees and total expenses payable by the Fund, and therefore was relevant to the Board’s conclusions regarding the Fund’s expenses. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to those different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Feeder Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a

40	Prime Cash Reserves Portfolio

Board approval of management and subadvisory agreements (unaudited) (cont’d)

group of funds (including the Feeder Fund) classified as institutional money market funds and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was at the median and Actual Management Fee was slightly below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Feeder Fund’s expenses is expected to continue through December 2012.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed in the past by an outside consultant and remained unchanged. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund it represented.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that although the Feeder Fund’s Contractual Management Fee does not contain breakpoints, it is approximately equivalent to the asset-weighted average of management fees paid by the other funds in the expense group at all asset levels and that the Actual Management Fee is slightly below the median of the expense group.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadviser

The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to the Feeder Fund’s shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

Western Asset

Institutional Cash Reserves

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA

Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Institutional Cash Reserves

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset Institutional Cash Reserves

Legg Mason Funds

55 Water Street

New York, NY 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926 or 1-212-857-8181.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-212-857-8181, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Institutional Cash Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2011 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010863 4/11 SR11-1340

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date: April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Institutional Trust

Date: April 25, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer of
Legg Mason Partners Institutional Trust

Date: April 25, 2011